Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Redeemable Non-Controlling Interests
Redeemable Non-Controlling Interests

In March 2016, the Company, through its subsidiary Lottomatica S.p.A. (“Lottomatica”), Italian Gaming Holding a.s., Arianna 2001 and Novomatic Italia (collectively the "Members") entered into a consortium (Lottoitalia S.r.l. or "Lottoitalia") to bid on the Italian Gioco del Lotto service concession (the “Lotto Concession”). On May 16, 2016, Lottoitalia was awarded management of the Lotto Concession for a nine-year term. Under the terms of the consortium agreement, Lottomatica is the principal operating partner to fulfill the requirements of the Lotto Concession. The Members will make capital contributions to Lottoitalia of €908.2 million (of which €600 million ($665.3 million) was made in 2016), on a pro rata basis based on each party’s equity ownership interest, with Lottomatica having a 61.5% equity ownership interest.  These contributions finance €770 million in upfront concession payments and an estimated €138.2 million to upgrade the technological infrastructure supporting the Lotto Concession. The remaining capital contributions will be completed by April 2017.

Ownership in Lottoitalia, which the Company fully consolidates as a variable interest entity, is as follows at December 31, 2016:

Name of entity	% Ownership
Lottomatica, S.p.A.	61.50%
Italian Gaming Holding a.s.	32.50%
Arianna 2001	4.00%
Novomatic Italia	2.00%

The Company determined Lottoitalia to be a variable interest entity relative to the Company's risks and rewards of the investment and Lottoitalia's current need for funding to finance planned operations.

All annual profits of Lottoitalia will be distributed to the Members within five business days of the approval of its annual financial statements. In addition, Lottoitalia will make in every year, for a period of nine years, quarterly (beginning with the second quarter of 2017), equal distributions of cash to the Members in an aggregate amount equal to that additional paid in surplus but excluding any reserves deriving from profits or retained earnings generated in previous quarters. Each distribution will be made pro rata to the Members ownership interest in Lottoitalia.

In connection with the formation of Lottoitalia, Lottomatica S.p.A. entered into an agreement with IGH in May 2016, which contains the following put/call options:

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Underperformance put option - IGH has the right, at its discretion, to sell its interest in Lottoitalia to Lottomatica S.p.A. in the event that Lottoitalia underperforms relative to its approved financial projections in 2017. The put option is exercisable by IGH beginning on the date of approval of Lottoitalia's financial statements for the year ending December 31, 2017 and ending 60 days thereafter.

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Deadlock put/call option - IGH has the right, at its discretion, to sell its interest in Lottoitalia to Lottomatica S.p.A. and Lottomatica S.p.A. has a reciprocal call right, in the event of certain specified events as defined in the agreement. The put/call options expire 60 days following written notice by either party following the applicable event. The strike price of the options is determined based on a specified formula as defined in the agreement.

The Company determined that it is not currently probable that IGH's non-controlling interest will be redeemed as the underperformance put option contains discounts that would be applied to the fair value of Lottoitalia and the Deadlock put/call options can not be exercised unilaterally. The Company has recorded the non-controlling interest initially at fair value and no fair value adjustments will be recorded unless it becomes probable that IGH will redeem its non-controlling interest.

The following table reconciles the activity in IGH's redeemable non-controlling interest in 2016:

December 31,
($ thousands)	2016

Balance at beginning of year	—
IGH capital contribution	215,684
Income allocated to IGH	7,457
Balance at end of year	223,141